LEASE LIABILITY	9 Months Ended
Sep. 30, 2023
Lease Liability
LEASE LIABILITY

10. LEASE LIABILITY

	September 30, 2023	December 31, 2022

Lease liabilities, beginning of the period	2,731,394	-
Lease additions	2,735,000	3,213,404
Lease payments	(3,602,167)	(550,295)
Interest expense on lease liabilities	233,327	68,285
Impact of FX translation	(205,050)	-
IFRS 16 lease liabilities, end of the period	1,892,504	2,731,394
Current portion of lease liability (less than one year)	1,892,504	1,365,697
Long-term lease liability (one to five years)	-	1,365,697

Syringa Lodge

On July 9, 2022, the Company executed a sales agreement (the “Lodge Agreement”) with Tuli Tourism Pty Ltd. (the “Seller”) for the Syringa Lodge (the “Lodge”) in Botswana.

As per the Lodge Agreement, the aggregate purchase price payable to the Seller shall be the sum of $3,213,404 (BWP 30,720,000). A deposit of $482,011 (BWP 4,608,000) was paid on August 17, 2022. The balance is payable in two installments of $1,365,697 (BWP 13,056,000) on July 1, 2023 and August 1, 2024. The payment due on July 1, 2023 was made to the Seller.

In addition to the above purchase price, the Company is required to pay to the Seller an agreed interest amount in twelve equal monthly instalments of $13,657 (BWP 130,560) followed by twelve equal monthly instalments of $6,828 (BWP 65,280).

Drilling Equipment

On March 14, 2023, the Company entered into a drilling equipment supply agreement (the “Equipment Agreement”) with Forage Fusion Drilling Ltd. (“Forage”) to purchase specific drilling equipment on a “rent to own” basis with the purchase price to be paid in monthly payments.

As per the Equipment Agreement, the aggregate purchase price payable to Forage is $2,942,000. A deposit of $1,700,000 was paid in March 2023. The balance is payable in twelve equal monthly instalments of $103,500. The equipment arrived at the site in July 2023. Based on the stated equipment purchase price of $2,735,000 and monthly installments, the implied interest rate for the arrangement is 35%.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023

(Expressed in Canadian dollars)